Other current and non-current assets - Schedule of noncurrent other assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Feb. 23, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred contract costs	$ 44	$ 77
Favorable drilling and management services contracts	0	12
Other	12	4
Total other non-current assets	$ 56	$ 93	$ 39